UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 3/31/2013

Item 1 – Report to Stockholders

MARCH 31, 2013

ANNUAL REPORT

BIF Multi-State Municipal Series Trust

>	BIF California Municipal Money Fund
>	BIF Connecticut Municipal Money Fund
>	BIF Massachusetts Municipal Money Fund
>	BIF Michigan Municipal Money Fund
>	BIF New Jersey Municipal Money Fund
>	BIF New York Municipal Money Fund
>	BIF Ohio Municipal Money Fund
>	BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Dear Shareholder

Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, concerns about Europe’s debt crisis dominated the markets as political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced it would purchase unlimited amounts of short term sovereign bonds to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the nation’s deficit. Worries that bipartisan gridlock would preclude a timely budget deal triggered high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although the postponement of decisions relating to spending cuts and the debt ceiling left some lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally in risk assets. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction as yields).

However, bond markets regained strength in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its monetary easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term changes in the central bank’s policy stance. Improving labor market data and rising home prices pushed US stocks higher at the end of the period, with major indices reaching new all-time highs. Outside the United States, equity prices weakened in the final two months of the period due to a resurgence of macro risk out of Europe. Italy’s February presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone. In March, a severe banking crisis in Cyprus underscored the fragility of the broader European banking system.

For the 6- and 12-month periods ended March 31, 2013, US and international stocks and high yield bonds posted strong gains, while emerging market equities lagged as the pace of global growth failed to impress investors. US Treasury yields were highly volatile over the past 12 months. While remaining relatively low from a historical standpoint, yields began inching higher in the later part of the period, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Markets have always been unpredictable, but that does not mean investors can delay taking action. At BlackRock, we believe it’s time for a different approach to investing. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. People everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	10.19%	13.96%
US small cap equities (Russell 2000® Index)	14.48	16.30
International equities (MSCI Europe, Australasia, Far East Index)	12.04	11.25
Emerging market equities (MSCI Emerging Markets Index)	3.87	1.96
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.55)	6.19
US investment grade bonds (Barclays US Aggregate Bond Index)	0.09	3.77
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.26	5.82
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.28	13.08

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended March 31, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years, including the September 2012 decision to purchase approximately $40 billion per month of agency mortgage-backed securities, which was followed by a pronouncement in December that the central bank would begin purchasing long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level until the US labor market exhibits substantial improvement (subject to continued price stability). While the US unemployment rate has declined by 0.6% (from 8.2% to 7.6%) in the 12 months ended March 31, 2013, the labor force participation rate has also declined by 0.5% (from 63.8% to 63.3%) during the same period, calling into question the actual strength of the labor market recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.2 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central Bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. As conditions in the bank funding market steadily improved, the ECB cut its deposit rate to zero in July 2012 to encourage banks to lend these funds in order to spur growth. In September, ECB President Mario Draghi announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and is subject to strict conditionality. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 19 basis points to close at 0.28% as of March 31, 2013. Yields on 3-month US Treasury bills were unchanged at 0.07% over the period after touching a high of 0.12% in mid-February 2012 on a seasonal supply uptick.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 12-month period ended March 31, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.16%, while ranging between a high of 0.26% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Fund Information as of March 31, 2013

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	76%
Fixed Rate Notes	15
Put Bonds	6
Tax-Exempt Commercial Paper	6
Liabilities in Excess of Other Assets	(3)
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Fixed Rate Notes	11
Other Assets Less Liabilities	1
Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Fixed Rate Notes	10
Other Assets Less Liabilities	1
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	95%
Fixed Rate Notes	4
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Fixed Rate Notes	19
Other Assets Less Liabilities	4
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	84%
Fixed Rate Notes	16
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	5
Liabilities in Excess of Other Assets	(1)
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Fixed Rate Notes	7
Put Bonds	3
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2012 and held through March 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.95	0.19%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$0.80	0.16%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.60	$1.00	0.20%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$1.00	0.20%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$1.20	0.24%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$0.90	0.18%
BIF Ohio Municipal Money Fund	$1,000.00	$1,002.00	$0.95	0.19%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% annual return before expenses)[2]
BIF California Municipal Money Fund	$1,000.00	$1,023.98	$0.96	0.19%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.13	$0.81	0.16%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,023.93	$1.01	0.20%
BIF Michigan Municipal Money Fund	$1,000.00	$1,023.93	$1.01	0.20%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,023.73	$1.21	0.24%
BIF New York Municipal Money Fund	$1,000.00	$1,024.03	$0.91	0.18%
BIF Ohio Municipal Money Fund	$1,000.00	$1,023.98	$0.96	0.19%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,023.78	$1.16	0.23%
[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	7

Schedule of Investments March 31, 2013	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California — 102.4%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Masonic Homes of California Guarantor, Bank of America NA SBPA), 0.17%, 4/01/13 (a)	$34,125	$34,125,000
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area Toll Bridge, Series C-1 (Sumitomu Mitsui Banking Corp. LOC), 0.09%, 4/04/13 (a)	11,500	11,500,000
California Community College Financing Authority, RB, Notes Participation, Series A, 2.00%, 6/28/13	9,900	9,939,259
California Health Facilities Financing Authority, RB, VRDN (a):
Scripps Health, Series B (JPMorgan Chase Bank NA LOC), 0.10%, 4/04/13	23,700	23,700,000
Scripps Health, Series E (Bank of America NA LOC), 0.12%, 4/04/13	4,870	4,870,000
Stanford Hospital and Clinics, 7 Month Window, Series C, 0.20%, 10/24/13	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase Bank LOC), 0.10%, 4/04/13 (a)	5,700	5,700,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT (Fannie Mae Guarantor, Freddie Mac Guarantor), 0.12%, 4/04/13 (a)	5,210	5,210,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.16%, 4/04/13 (a)	4,400	4,400,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products and Chemicals, 0.15%, 4/01/13	14,800	14,800,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.18%, 4/04/13	8,020	8,020,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.18%, 4/04/13	4,850	4,850,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.19%, 4/04/13	4,245	4,245,000
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	12,820	12,933,357
Subordinate, Series X, 2.00%, 10/01/13	600	604,999
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.20%, 4/04/13 (a)	5,300	5,300,000
California State Health Facilities Financing Authority, RB, Mandatory Put Bonds, Kaiser Permanente, Series A (Royal Bank of Canada, Bank of Canada SBPA), 0.16%, 4/04/13 (a)(b)	27,400	27,400,000

Municipal Bonds	Par (000)	Value
California (continued)
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-1083 (Deutsche Bank AG SBPA), 0.18%, 4/04/13 (a)(b)(c)	$10,000	$10,000,000
California Statewide Communities Development Authority, COP, VRDN, Covenant Retirement Communities, Inc. (JPMorgan Chase Bank LOC), 0.10%, 4/04/13 (a)	14,100	14,100,000
California Statewide Communities Development Authority, COP, Refunding, VRDN, Covenant Retirement Communities West (JPMorgan Chase Bank LOC), 0.10%, 4/04/13 (a)	11,700	11,700,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT, 0.13%, 4/04/13	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.14%, 4/04/13	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.14%, 4/04/13	12,680	12,680,000
California Statewide Communities Development Authority, RB, 4.00%, 6/15/13	5,500	5,542,688
California Statewide Communities Development Authority, RB, VRDN, Museum Art (Union Bank NA LOC), 0.12%, 4/04/13 (a)	5,000	5,000,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.10%, 4/04/13 (a)	20,300	20,300,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities, Series B (Union Bank NA LOC), 0.11%, 4/04/13 (a)	10,000	10,000,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust, Tax Allocation Bonds, Refunding, VRDN, Series DB-470 (Deutsche Bank AG SBPA), 0.12%, 4/04/13 (a)(c)	14,400	14,400,000
City of Carlsbad California, RB, VRDN, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.19%, 4/04/13 (a)	13,615	13,615,000
City of Fremont, COP, Refunding, VRDN, 2008 Financing Project (US Bank NA LOC), 0.11%, 4/04/13 (a)	13,105	13,105,000
City of Hemet, Refunding RB, VRDN, Sunwest Retirement-A, 0.11%, 4/04/13 (a)	1,200	1,200,000
City of Richmond, GO, Transportation, Series A, 2.00%, 6/28/13	7,300	7,330,218
City of San Jose California, RB, VRDN, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.15%, 4/04/13 (a)	12,000	12,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
Radian	Radian Financial Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, Refunding RB, VRDN, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.23%, 4/04/13 (a)	$2,000	$2,000,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG SBPA) (a)(c):
Series DB-480, 0.13%, 4/04/13	9,880	9,880,000
Series DB-484, 0.13%, 4/04/13	20,815	20,815,000
Series DBE-544, 0.13%, 4/04/13	8,685	8,685,000
City of Santa Rosa California, RB, VRDN, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.17%, 4/04/13 (a)	2,040	2,040,000
Contra Costa Water District California, 0.18%, 4/01/13	10,100	10,100,000
County of Contra Costa California, RB, VRDN, Pleasant Hill Bart Transit, Series A, AMT (Bank of America NA LOC), 0.16%, 4/04/13 (a)	18,200	18,200,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.17%, 4/04/13 (a)(c)	78,175	78,175,000
Davis Joint Unified School District, GO, Transportation, 1.00%, 5/01/13	8,600	8,605,197
East Bay Municipal Utility District:
0.18%, 4/01/13	21,300	21,300,000
0.18%, 6/11/13	16,200	16,200,000
East Bay Municipal Utility District, Refunding RB, Mandatory Put Bonds, Series A-1, 0.12%, 12/03/13 (a)	5,840	5,840,000
East Bay Municipal Utility District, Refunding RB, VRDN (US Bank NA SBPA) (a):
Series A-2, 0.10%, 4/04/13	8,075	8,075,000
Water System, Series A-3, 0.10%, 4/04/13	5,300	5,300,000
Eastern Municipal Water District, Refunding RB, Mandatory Put Bonds, Series A, 0.14%, 12/20/13 (a)	13,000	13,000,000
Elsinore Valley Municipal Water District, COP, VRDN, Series A (Union Bank NA LOC), 0.15%, 4/04/13 (a)	5,110	5,110,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.20%, 4/04/13 (a)(b)(c)	1,500	1,500,000
Irvine Unified School District, Special Tax Bonds, VRDN, Community Facilities District 9, Series B (Bank of America NA LOC), 0.16%, 4/01/13 (a)	17,000	17,000,000
Los Angeles California, Refunding RB, VRDN, FLOATS, Series 80C (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.18%, 4/04/13 (a)(b)(c)	4,590	4,590,000
Los Angeles California Municipal Import Corp., (JPMorgan Chase Bank LOC), 0.14%, 5/08/13	4,000	4,000,000
Los Angeles County Housing Authority, Refunding RB, VRDN, Malibu Meadows (Fannie Mae SBPA), 0.10%, 4/04/13 (a)	3,300	3,300,000
Los Angeles County Public Works, Refunding RB, VRDN, FLOATS, Series 85C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	7,555	7,555,000
Los Angeles County Schools, RB, Pooled Transportation:
Series B-3, 2.00%, 11/29/13	5,800	5,862,255
Series C-3, 2.00%, 12/31/13	2,000	2,025,649
Series C-5, 2.00%, 11/29/13	2,400	2,428,138
Los Angeles Department of Water & Power, Refunding RB, VRDN (Royal Bank of Canada SBPA) (a):
Sub-Series B-1, 0.10%, 4/04/13	2,000	2,000,000
Sub-Series B-2, 0.12%, 4/04/13	7,200	7,200,000

Municipal Bonds	Par (000)	Value
California (continued)
Metropolitan Water District of Southern California, RB, Mandatory Put Bonds, Series A-2, 0.15%, 3/24/14 (a)	$12,000	$12,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.11%, 4/04/13 (a)	17,250	17,250,000
Orange County Sanitation District, COP, FLOATS, VRDN, Series 2928 (Credit Suisse NY SBPA), 0.12%, 4/04/13 (a)(b)(c)	12,785	12,785,000
Oxnard School District, GO, Transportation, 1.00%, 10/31/13	3,200	3,213,607
Panama-Buena Vista Union School District, GO, Transportation, 1.00%, 10/01/13	6,300	6,323,590
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (State Street Bank & Trust Co. LOC), 0.15%, 4/01/13 (a)	5,040	5,040,000
Riverside County IDA California, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.24%, 4/04/13 (a)	3,300	3,300,000
Sacramento Unified School District, FLOATS, GO, Refunding, VRDN, Series 45C (Wells Fargo Bank NA Guarantor, Wells Fargo SBPA), 0.13%, 4/04/13 (a)(b)(c)	6,935	6,935,000
Sacramento Unified School District, GO, Transportation, 1.00%, 9/26/13 (d)	24,000	24,083,280
San Bernardino County Housing Authority, M/F, Refunding RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.14%, 4/04/13 (a)	9,900	9,900,000
San Diego Housing Authority California, RB, M/F, VRDN, Studio 15, Series B, AMT (Citibank NA LOC), 0.13%, 4/04/13 (a)	2,980	2,980,000
San Francisco City & County Redevelopment Agency, Refunding HRB, M/F, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Guarantor), 0.14%, 4/04/13 (a)	6,750	6,750,000
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No. 7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.14%, 4/04/13 (a)	5,000	5,000,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank LOC), 0.11%, 4/04/13 (a)	7,361	7,361,000
Sierra Joint Community College District, GO, Transportation, 1.00%, 9/24/13	7,200	7,220,481
Southern California Public Power Authority, Refunding RB, VRDN (a):
Magnolia Power Project (Wells Fargo Bank NA LOC), 0.11%, 4/04/13	4,300	4,300,000
Palo Verde Project, Series A (Barclays Bank Plc LOC), 0.11%, 4/04/13	21,100	21,100,000
State of California, GO, Refunding, VRDN (a):
FLOATS, Series 2661 (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty), 0.16%, 4/04/13 (c)	31,841	31,840,500
Kindergarten, Series B-4 (Citibank NA LOC), 0.10%, 4/04/13	5,400	5,400,000
Series B-1 (Bank of America NA LOC), 0.12%, 4/04/13	10,200	10,200,000
State of California, GO, VRDN (a)(c):
FLOATS, Series 2178 (Wells Fargo Bank NA SBPA), 0.16%, 4/04/13	23,509	23,508,500
FLOATS, Series C-1 (Bank of America NA LOC), 0.12%, 4/04/13	8,500	8,500,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	9

Schedule of Investments (concluded)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, RAN, JPMorgan Chase Putters/Drivers Trust, RB, VRDN, Series 4265, (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13 (a)(b)(c)	$11,725	$11,725,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	28,300	28,400,667
Series A-2, 2.50%, 6/20/13	6,700	6,730,669
Total Investments (Cost—$922,809,054*) — 102.4%		922,809,054
Liabilities in Excess of Other Assets — (2.4)%		(21,753,269)
Net Assets — 100.0%		$901,055,785

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo & Co	$24,083,280	—

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$922,809,054	—	$922,809,054
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $125,675 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments March 31, 2013	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Connecticut — 96.3%
City of Hartford, GO, Refunding (AGM), 5.25%, 12/01/13	$250	$257,807
City of Shelton, GO, BAN, 1.00%, 8/01/13	5,820	5,834,866
Connecticut Housing Finance Authority, RB, VRDN (a):
AMT, MSG Mortgage Financial, Series D (Royal Bank of Canada SBPA), 0.14%, 4/04/13	4,000	4,000,000
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.11%, 4/04/13	1,455	1,455,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
(Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.12%, 4/04/13	4,500	4,500,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13	10,200	10,200,000
Housing Mortgage Finance Program, Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.11%, 4/04/13	8,500	8,500,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13	1,315	1,315,000
Connecticut State Development Authority, RB, VRDN, AMT, Solid Waste Project, Rand/Whitney (Bank of Montreal LOC), 0.13%, 4/04/13 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.12%, 4/04/13	2,636	2,636,000
Avon Old Farms School, Series A (Bank of America NA LOC), 0.18%, 4/04/13	2,995	2,995,000
Greenwich Adult Day Care, Series A (JPMorgan Chase Bank NA LOC), 0.20%, 4/04/13	3,095	3,095,000
Hotchkiss School, Series A, 0.11%, 4/04/13	4,100	4,100,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, VRDN (a) (concluded):
Yale University, Series T-2, 0.10%, 4/04/13	$24,455	$24,455,000
Yale University, Series V-1, 0.11%, 4/01/13	10,220	10,220,000
Yale University, Series V-2, 0.10%, 4/01/13	2,000	2,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.12%, 4/04/13	7,500	7,500,000
FLOATS, Connecticut State University, Series 1884 (Wells Fargo Bank NA SBPA), 0.12%, 4/04/13 (b)	8,760	8,760,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.14%, 4/04/13	5,500	5,500,000
Yale-New Haven Hospital, Series K2 (JPMorgan Chase Bank NA LOC), 0.11%, 4/04/13	3,500	3,500,000
State of Connecticut, GO, Series C, 4.00%, 11/01/13	100	102,174
State of Connecticut, GO, Refunding, FLOATS, VRDN, Certificates, Series 514 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)	10,000	10,000,000
State of Connecticut, Refunding RB, Revolving Fund, Series C, 5.00%, 10/01/13	1,075	1,100,668
Town of Brooklyn, GO, Refunding, BAN, 1.00%, 8/13/13	1,200	1,203,049
Town of Enfield, GO, BAN, 1.00%, 8/13/13	4,000	4,010,459
Town of Fairfield, GO, Refunding, 4.25%, 8/01/13 (c)	100	101,356
Town of Killingly, GO, BAN, 1.25%, 5/01/13	5,000	5,004,190
Town of Westport, GO, 3.60%, 7/15/13 (c)	100	100,946
		152,546,515

Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC), 0.12%, 4/04/13 (a)	4,900	4,900,000
Total Investments (Cost—$157,446,515*) — 99.4%		157,446,515
Other Assets Less Liabilities — 0.6%		993,559
Net Assets — 100.0%		$158,440,074

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	11

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$157,446,515	—	$157,446,515
[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $461,763 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments March 31, 2013	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Massachusetts — 99.1%
Berlin & Boylston Regional School District, GO, BAN, 1.00%, 12/12/13	$4,000	$4,018,432
City of Chicopee Massachusetts, GO, Refunding, BAN, 1.00%, 11/29/13	5,350	5,374,291
City of New Bedford Massachusetts, GO, Refunding, BAN, 1.00%, 2/07/14	750	753,966
City of Pittsfield Massachusetts, GO, Refunding, BAN, Series B, 1.00%, 1/24/14	1,000	1,004,806
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery, Series A (Bank of America NA SBPA), 0.17%, 4/01/13	6,320	6,320,000
Central Artery, Series B (US Bank NA SBPA), 0.14%, 4/01/13	4,200	4,200,000
Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13	1,000	1,000,000
Commonwealth of Massachusetts, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2005 (Branch Banking & Trust SBPA), 0.10%, 4/04/13 (a)(b)(c)	1,650	1,650,000
Massachusetts Bay Transportation Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.15%, 4/04/13 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN (a):
7 Month Window, Senior Series A, 0.21%, 10/24/13	5,000	5,000,000
General Transportation System, Series A-1 (Barclays Bank Plc SBPA), 0.11%, 4/04/13	2,910	2,910,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	1,000	1,000,000
Massachusetts Development Finance Agency, M/F, HRB, VRDN, Avalon Acton Apartments, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.14%, 4/04/13 (a)	6,500	6,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Brooksby Village, Inc. Project (Bank of America NA LOC), 0.12%, 4/04/13	4,500	4,500,000
Concord Foods Issue, AMT (Bank of America NA LOC), 0.31%, 4/04/13	1,475	1,475,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.15%, 4/04/13	9,850	9,850,000
Holy Cross, FLOATS, Series 1336, (Credit Suisse AG SBPA), 0.12%, 4/04/13 (b)(c)	5,050	5,050,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank NA LOC), 0.13%, 4/04/13	2,785	2,785,000

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB, VRDN (a) (concluded):
Groton School (US Bank NA SBPA), 0.12%, 4/04/13	$3,415	$3,415,000
New England Deaconess, Series B (Manufacturers & Traders LOC), 0.14%, 4/04/13	9,840	9,840,000
Massachusetts Development Finance Agency, Senior Mortgage, Woodbriar Senior Living Facility, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 4/04/13 (a)(b)(c)	10,000	10,000,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System (a):
Series D-3 (JPMorgan Chase Bank NA SBPA), 0.11%, 4/04/13	4,150	4,150,000
Series D-5, 0.12%, 4/01/13	120	120,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Bay State Medical Center, Series G (Wells Fargo Bank NA LOC), 0.12%, 4/01/13	2,700	2,700,000
Great Brook Valley Health, Series A (TD Bank NA LOC), 0.12%, 4/04/13	3,635	3,635,000
Tufts University, Series N-1 (US Bank NA SBPA), 0.12%, 4/01/13	2,500	2,500,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
Development, Garlock Printing Corp. (Bank of America NA LOC), 0.76%, 4/04/13	340	340,000
Gem Group, Inc. Issue (Bank of America NA LOC), 0.76%, 4/04/13	840	840,000
Multi-Mode Development, 225 Bodwell Project (JPMorgan Chase Bank LOC), 0.76%, 4/04/13	4,000	4,000,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 4/04/13 (a)(b)	2,985	2,985,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A, 0.12%, 4/04/13 (a)	6,495	6,495,000
Metropolitan Boston Transit Parking Corp., RB, FLOATS, VRDN, Wells Fargo Stage Trust, Series 77-C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	6,700	6,700,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	1,500	1,505,465
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.21%, 10/24/13 (a)	2,955	2,955,000
Total Investments (Cost—$130,571,960*) — 99.1%		130,571,960
Other Assets Less Liabilities — 0.9%		1,145,547
Net Assets — 100.0%		$131,717,507

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	13

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$130,571,960	—	$130,571,960
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $433,559 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments March 31, 2013	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Michigan — 99.3%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.37%, 4/04/13 (a)	$1,095	$1,095,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples of Chelsea Project, Limited Obligation (Comerica Bank LOC), 0.13%, 4/04/13 (a)	1,940	1,940,000
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series D (BHAC) (Deutsche Bank AG SBPA), 0.33%, 4/04/13 (a)(b)(c)	1,495	1,495,000
Eastern Michigan University, RB, Series A, 5.00%, 6/01/16 (d)	700	705,540
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	1,090	1,090,000
Macomb County EDC, RB, VRDN, Aim Plastics, Inc. Project, AMT (Comerica Bank LOC), 0.22%, 4/04/13 (a)	755	755,000
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, Higher Education Facilities, Adrian College Project (Comerica Bank LOC), 0.17%, 4/04/13 (a)	2,000	2,000,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C, (Citibank NA LOC), 0.12%, 4/04/13 (a)	685	685,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.13%, 4/04/13 (a)	4,030	4,030,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC SBPA), 0.17%, 4/04/13 (a)(c)	6,200	6,200,000
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.15%, 4/04/13 (a)	5,300	5,300,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Housing Development Authority, Refunding RB, VRDN, Series A, AMT (Barclays Bank Plc SBPA), 0.14%, 4/04/13 (a)	$2,000	$2,000,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals Inc., 0.14%, 4/01/13	2,500	2,500,000
C&M Manufacturing Corp., Inc. Project AMT (JPMorgan Chase Bank NA LOC), 0.57%, 4/04/13	820	820,000
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.21%, 4/04/13	1,125	1,125,000
Lanse Warden Election Co. LLC Project, Limited Obligation, AMT (Standard Chartered Bank LOC), 0.41%, 4/04/13	3,215	3,215,000
Mans LLC Project, Limited Obligation, AMT (Comerica Bank LOC), 0.22%, 4/04/13	700	700,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.22%, 4/04/13	1,300	1,300,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.39%, 4/04/13	700	700,000
Oakland County Economic Development Corp., Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.11%, 4/04/13 (a)	2,000	2,000,000
Southfield Michigan Economic Development Corp., RB, VRDN, Lawrence Tech University Project (JPMorgan Chase Bank NA LOC) GO, 0.13%, 4/04/13 (a)	2,070	2,070,000
Troy School District Michigan, GO, VRDN, School Building & Site, 5.00%, 5/01/13 (a)	1,000	1,003,952
University of Michigan, RB, VRDN, General, Series D-1, 0.09%, 4/01/13 (a)	1,500	1,500,000
Total Investments (Cost—$44,229,492*) — 99.3%		44,229,492
Other Assets Less Liabilities — 0.7%		303,513
Net Assets — 100.0%		$44,533,005

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	15

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$44,229,492	—	$44,229,492
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $54,240 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments March 31, 2013	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 94.8%
Borough of Avalon New Jersey, GO, BAN, 1.00%, 2/27/14	$5,320	$5,350,432
Borough of Saddle River New Jersey, GO, BAN, 1.00%, 8/02/13	3,861	3,866,998
Borough of Westwood New Jersey, GO, BAN, 1.25%, 5/03/13	1,082	1,082,416
Borough of Westwood New Jersey, GO, Refunding, BAN, 1.25%, 5/03/13	5,100	5,103,255
Borough of Wood-Ridge New Jersey, GO, BAN, 1.00%, 2/14/14	7,017	7,038,961
Burlington County Bridge Commission, Refunding RB, Project Notes, Solid Waste Project, 2.00%, 10/08/13	9,200	9,271,833
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.12%, 4/04/13 (a)	1,665	1,665,000
City of Ocean City, GO, BAN, 1.00%, 3/07/14	4,500	4,515,009
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.12%, 4/04/13 (a)	5,520	5,520,000
Lower Township Municipal Utilities Authority, Refunding RB, Project Notes, Series B, 1.50%, 9/20/13	6,250	6,279,467
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.10%, 4/04/13	11,700	11,700,000
Morris Museum Project (JPMorgan Chase NA LOC), 0.11%, 4/04/13	5,350	5,350,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 4/04/13	5,840	5,840,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.29%, 4/04/13	2,985	2,985,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.29%, 4/04/13	1,490	1,490,000
Urban League Project (Wells Fargo Bank NA LOC), 0.19%, 4/04/13	1,885	1,885,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.12%, 4/04/13	6,910	6,910,000
Exxon Project, 0.08%, 4/01/13	1,000	1,000,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.24%, 4/04/13	5,400	5,400,000
New Jersey Educational Facilities Authority, Refunding RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.11%, 4/04/13 (a)	6,405	6,405,000
New Jersey Environmental Infrastructure Trust, Refunding RB, VRDN, Series A-R (Bank of America NA SBPA), 0.12%, 4/04/13 (a)(b)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Recovery Management System, Inc. (TD Bank NA LOC), 0.11%, 4/04/13	6,340	6,340,000
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.12%, 4/04/13	7,910	7,910,000
Series A-4 (TD Bank NA LOC), 0.11%, 4/04/13	11,035	11,035,000
Virtua Health (Wells Fargo Bank NA LOC), 0.12%, 4/04/13	4,600	4,600,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.10%, 4/04/13 (a)	6,705	6,705,000
New Jersey State Educational Facilities Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3922 (JPMorgan Chase Bank SBPA), 0.13%, 4/04/13 (a)(b)(c)	2,165	2,165,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Higher Education Assistance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC SBPA) (a)(c):
Series L-35, 0.17%, 4/04/13	$25,245	$25,245,000
Series L-36, 0.17%, 4/04/13	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F Housing, (Barclays Bank Plc SBPA) (a):
Series O, AMT, 0.13%, 4/04/13	6,100	6,100,000
Series P, 0.11%, 4/04/13	6,925	6,925,000
Series Q, AMT, 0.13%, 4/04/13	9,710	9,710,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, S/F Housing, Series O (Barclays Bank Plc SBPA), 0.13%, 4/04/13 (a)	14,525	14,525,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	44,935	44,935,000
New Jersey Transportation Trust Fund Authority, Clipper Caraval Tax-Exempt Certificate Trust, RB, VRDN, Series 31 (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)	25,600	25,600,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.17%, 4/04/13	27,860	27,860,000
Series 3193, 0.17%, 4/04/13	12,995	12,995,000
Township of Colts Neck New Jersey, GO, BAN, Series A, 1.00%, 2/25/14	3,831	3,847,922
Township of Delran New Jersey, GO, BAN, 1.00%, 11/12/13	4,653	4,660,174
Township of Marlboro New Jersey, GO, BAN, 1.25%, 6/13/13	3,300	3,304,991
Township of Neptune New Jersey, GO, BAN, 1.00%, 9/13/13	6,560	6,570,650
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	900	902,722
Township of Scotch Plains New Jersey, GO, BAN, 1.00%, 1/17/14	2,730	2,743,030
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	700	702,719
Township of Voorhees New Jersey, GO, BAN, 1.00%, 8/08/13	4,029	4,034,685
		357,875,264

Pennsylvania — 0.2%
Delaware River Port Authority, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.10%, 4/04/13 (a)	950	950,000

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC), 0.12%, 4/04/13 (a)	1,850	1,850,000
Total Investments (Cost—$360,675,264*) — 95.5%		360,675,264
Other Assets Less Liabilities — 4.5%		16,849,878
Net Assets — 100.0%		$377,525,142

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	17

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$360,675,264	—	$360,675,264
[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $7,580,024 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments March 31, 2013	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 100.0%
Arlington Central School District, GO, Refunding, BAN, 1.00%, 11/15/13	$1,696	$1,702,168
Austin Trust, Refunding RB, VRDN (a)(b):
New York State Thruway Authority, Series 2008-3507 (Bank of America NA SBPA), 0.26%, 4/04/13	3,350	3,350,000
New York State Urban Development Corp., Series 2008-3508 (Bank of America NA SBPA), 0.16%, 4/04/13	6,450	6,450,000
Triborough Bridge & Tunnel Authority, Series 2008-1184 (Bank of America NA SBPA), 0.16%, 4/04/13	4,300	4,300,000
Babylon Union Free School District, GO, TAN, 0.75%, 6/21/13	5,400	5,405,320
Beekmantown Central School District, GO, BAN, Refunding, 1.00%, 7/05/13	5,100	5,105,999
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.12%, 4/04/13 (a)	5,000	5,000,000
Central Islip Union Free School District, GO, TAN, 1.00%, 6/27/13	4,300	4,306,421
City of New York New York, GO, Refunding, VRDN, Sub-Series C-2 (Bayerische Landesbank LOC), 0.14%, 4/04/13 (a)	7,615	7,615,000
City of New York New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC), 0.14%, 4/04/13	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.14%, 4/04/13	11,315	11,315,000
Sub-Series A-3 (Mizuho Corporate Bank LOC), 0.14%, 4/01/13	8,100	8,100,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.14%, 4/04/13	14,260	14,260,000
Sub-Series D-3 (Bank of New York Mellon LOC), 0.14%, 4/01/13	30,000	30,000,000
Sub-Series F-3 (Sumitomu Mitsui Banking Corp. LOC), 0.12%, 4/04/13	10,000	10,000,000
Sub-Series G7 (Bank of Tokyo—Mitsubishi UFJ Ltd. LOC), 0.13%, 4/01/13	4,450	4,450,000
Sub-Series I-4 (Bank of New York Mellon LOC), 0.11%, 4/04/13	6,800	6,800,000
Sub-Series I-8 (State Street Bank Trust Co. LOC), 0.15%, 4/01/13	6,000	6,000,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.12%, 4/04/13 (a)	19,500	19,500,000
East Islip Union Free School District, GO, TAN, 1.00%, 6/28/13	11,000	11,012,290
East Williston Union Free School District, GO, TAN, 1.00%, 6/27/13	3,000	3,004,846
Evans-Brant Central School District, GO, Refunding, BAN, 1.00%, 6/28/13	8,145	8,154,871
Hicksville Union Free School District, GO, TAN, 1.00%, 6/21/13	4,300	4,306,662
Livonia Central School District, GO, BAN, 0.65%, 6/28/13	3,252	3,252,297
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.14%, 4/01/13 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	4,625	4,625,000

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, VRDN, Sub-Series B-1 (State Street Bank & Trust Co. LOC), 0.12%, 4/04/13 (a)	$5,000	$5,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2 (Bank of Tokyo—Mitsubishi UFJ Ltd. LOC), 0.12%, 4/04/13 (a)	32,925	32,925,000
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/26/13	17,100	17,155,920
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.22%, 4/04/13 (a)(b)	6,385	6,385,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.13%, 4/04/13 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.15%, 4/04/13 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Fannie Mae Liquidity Facility), 0.12%, 4/04/13	10,900	10,900,000
Balton, Series A (Freddie Mac Guarantor, Fannie Mae Liquidity Facility), 0.17%, 4/04/13	800	800,000
Elliott Chelsea Development, Series A (Citibank NA LOC), 0.16%, 4/04/13	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.12%, 4/04/13	7,765	7,765,000
ROCS, Series II-R-13100 (Citibank NA SBPA), 0.14%, 4/04/13 (b)(c)	1,120	1,120,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.12%, 4/04/13	14,065	14,065,000
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.15%, 4/04/13	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.18%, 4/04/13 (b)(c)	6,235	6,235,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.18%, 4/04/13	8,000	8,000,000
Heart Share Human Services, Series A (HSBC Bank USA NA LOC), 0.13%, 4/04/13	2,910	2,910,000
Korean Air Lines Co. Ltd Project, Series C, AMT (Kookmin Bank, LOC), 0.26%, 4/04/13	7,600	7,600,000
New York City Industrial Development Agency, Refunding RB, VRDN, Brooklyn Heights (TD Bank NA LOC), 0.12%, 4/04/13 (a)	2,220	2,220,000
New York City Municipal Water Finance Authority, RB, VRDN (a):
2nd General Resolution, Sub-Series A (State Street Bank And Trust Co., SBPA), 0.14%, 4/01/13	10,000	10,000,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank NA SBPA), 0.12%, 4/04/13 (b)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Series DD-2 (Bank of New York SBPA), 0.12%, 4/01/13	8,320	8,320,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.16%, 4/04/13 (b)	14,900	14,900,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	19

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a) (concluded):
ROCS, Series II-R-12309 (Citibank NA SBPA), 0.14%, 4/04/13 (b)	$10,000	$10,000,000
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.14%, 4/01/13	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Future Tax-Exempt Subordinate Sub-Series A-4 (The Northern Trust Co. SBPA), 0.13%, 4/01/13	3,150	3,150,000
Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 4/04/13	6,000	6,000,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.18%, 4/01/13	2,190	2,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.14%, 4/01/13	6,700	6,700,000
Sub-Series A-4 (TD Bank NA SBPA), 0.13%, 4/01/13	4,900	4,900,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.16%, 4/04/13 (a)	12,100	12,100,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.15%, 4/04/13	3,300	3,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (b)(c)	3,325	3,325,000
PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (c)	5,325	5,325,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.14%, 4/04/13 (b)(c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.13%, 4/04/13	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.12%, 4/04/13	18,320	18,320,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.11%, 4/04/13	2,400	2,400,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.13%, 4/04/13	3,500	3,500,000
New York State Environmental Facilities Corp., Refunding RB, VRDN, PUTTERS, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.14%, 4/04/13	8,000	8,000,000
175 West 60th Street, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.12%, 4/04/13	4,000	4,000,000
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Facility), 0.12%, 4/04/13	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Facility), 0.12%, 4/04/13	2,880	2,880,000
New York State HFA, Refunding HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.17%, 4/04/13 (a)	3,970	3,970,000
North Syracuse Central School District, GO, RAN, 1.00%, 6/21/13	8,600	8,608,830
Onondaga County Industrial Development Agency New York, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.22%, 4/04/13 (a)	8,575	8,575,000

Municipal Bonds	Par (000)	Value
New York (concluded)
Orchard Park Central School District, GO, Refunding, BAN, Series A, 1.00%, 12/13/13	$9,800	$9,846,025
Oswego County Industrial Development Agency New York, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.22%, 4/04/13 (a)	1,230	1,230,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (b)(c)	14,000	14,000,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 4/04/13 (c)	1,665	1,665,000
ROCS, Series RR-II-R-14020 (Citibank NA SBPA), 0.13%, 4/04/13 (b)	2,500	2,500,000
Putnam County, GO, TAN, 1.00%, 10/25/13	4,250	4,266,451
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	4,785	4,785,000
Rockland County Industrial Development Agency New York, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.12%, 4/04/13 (a)	8,550	8,550,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Credit Suisse NY SBPA), 0.12%, 4/04/13 (a)	10,800	10,800,000
Syracuse Industrial Development Agency, RB, VRDN, Syracuse University Project, Series A-2 (JPMorgan Chase Bank NA LOC), 0.12%, 4/01/13 (a)	500	500,000
Town of Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Senior Living Facility, Series A (Manufacturers & Traders Trust LOC), 0.14%, 4/04/13 (a)	3,855	3,855,000
Town of Carmel New York, Refunding, GO, BAN, Series A, 0.75%, 10/11/13	4,021	4,029,292
Town of LaGrange New York, GO, BAN, Series B, 1.00%, 3/28/14	5,278	5,304,680
Town of Webster New York, GO, Refunding, BAN, 0.75%, 10/02/13	4,210	4,216,566
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers’ Retirement System LOC), 0.11%, 4/04/13 (a)	13,200	13,200,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers’ Retirement System LOC) (a):
Series B-2A, 0.14%, 4/01/13	13,100	13,100,000
Series B-2BB, 0.14%, 4/01/13	7,955	7,955,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders Trust LOC), 0.17%, 4/04/13 (a)	6,935	6,935,000
Valley Central School District at Montgomery, GO, Refunding, BAN, 1.00%, 2/20/14	6,000	6,035,197
Washington County New York, GO, BAN, 1.25%, 6/14/13	5,600	5,608,008
West Hempstead Union Free School District, GO, TAN, 1.00%, 6/21/13	4,000	4,006,343
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.14%, 4/04/13 (a)	15,900	15,900,000
Total Investments (Cost—$707,203,186*) — 100.0%		707,203,186
Other Assets Less Liabilities — 0.0%		152,258
Net Assets — 100.0%		$707,355,444

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$707,203,186	—	$707,203,186
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $92,312 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	21

Schedule of Investments March 31, 2013	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Ohio — 99.9%
Butler County Ohio, GO, BAN, Various Purpose, 0.40%, 8/01/13	$800	$800,000
Butler County Ohio, Refunding RB, VRDN, Lifesphere Project (US Bank NA LOC), 0.12%, 4/04/13 (a)	8,150	8,150,000
City of Beachwood, GO, BAN, 1.00%, 8/07/13	1,035	1,037,626
City of Cleveland Ohio, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.12%, 4/04/13 (a)	4,000	4,000,000
City of Columbus Ohio, BB&T Municipal Trust, RB, VRDN, Sewerage System, Series A (Branch Banking & Trust Co. SBPA), 0.11%, 4/04/13 (a)(b)	2,000	2,000,000
City of Columbus Ohio, GO, Refunding, Various Purpose, Limited Tax Notes, 1.50%, 11/21/13	2,350	2,369,459
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (a)(b)	1,200	1,200,000
City of Independence Ohio, GO, Refunding, BAN, Various Purpose, 1.13%, 4/19/13	800	800,301
City of Independence Ohio, Refunding RB, VRDN, Rockside Spectrum Building (US Bank NA LOC), 0.15%, 4/04/13 (a)	995	995,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank NA LOC), 0.13%, 4/04/13 (a)	2,900	2,900,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/12/14	1,800	1,810,187
City of North Ridgeville Ohio, GO, BAN, 0.65%, 4/03/14 (c)	905	906,792
City of North Ridgeville Ohio, GO, BAN, Capital Improvement & Equipment, 0.85%, 4/04/13	930	930,020
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	100	100,139
City of Strongsville, GO, BAN, Street Improvement, 1.00%, 10/23/13	1,000	1,003,933
Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(b)	4,655	4,655,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.17%, 4/04/13 (a)	3,200	3,200,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC), 0.20%, 4/01/13	3,400	3,400,000
Shepherd (Radian) (Manufacturers & Traders Trust Co. LOC), 0.14%, 4/04/13	6,680	6,680,000
Lake County Ohio, GO, BAN, Various Purpose Utilities, 1.00%, 7/23/13	2,760	2,765,414
Lorain County Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.14%, 4/04/13 (a)	1,745	1,745,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Montgomery County Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.14%, 4/01/13 (a)	$1,300	$1,300,000
Montgomery County Ohio, Refunding RB, VRDN, Catholic Health, Series B-1 (Bank of New York Mellon SBPA), 0.13%, 4/04/13 (a)	4,100	4,100,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.12%, 4/04/13 (a)	2,000	2,000,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.14%, 4/04/13 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.18%, 4/04/13 (a)(b)	445	445,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.14%, 4/01/13 (a)	3,185	3,185,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Dominican University Project (JPMorgan Chase Bank NA LOC), 0.12%, 4/04/13 (a)	965	965,000
Ohio State Higher Educational Faciltiy Commission, TECP (Northern Trust Co. SBPA), 0.15%, 5/08/13	4,000	4,000,000
State of Ohio, GO:
Common Schools, Series B, 3.00%, 9/15/13	1,500	1,519,233
Series K, 5.00%, 8/01/13 (d)(f)	125	127,016
State of Ohio, GO, VRDN (a):
Common Schools, Series B (State of Ohio Liquidity Facilities), 0.10%, 4/04/13	1,355	1,355,000
Infrastructure Improvement, Series B, 0.10%, 4/04/13	1,000	1,000,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.34%, 4/04/13 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA), 0.15%, 4/04/13 (a)(b)(e)	1,900	1,900,000
Toledo City School District, GO, School Facilities Improvement, Series B (NPFGC), 5.25%, 12/01/13 (f)	500	516,696
		82,461,816

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Sub-Series C-5-2 (Barclays Bank Plc LOC), 0.12%, 4/04/13 (a)	600	600,000
Total Investments (Cost—$83,061,816*) — 100.6%		83,061,816
Liabilities in Excess of Other Assets — (0.6)%		(520,278)
Net Assets — 100.0%		$82,541,538

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
National Financial Services LLC	$906,792	—

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$83,061,816	—	$83,061,816
[1]	See above Schedule of Investments for value in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $91,779 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	23

Schedule of Investments March 31, 2013	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania — 97.9%
Beaver County IDA, Refunding RB, VRDN, Pollution Control, Pennsylvania Electric Co. Project, Series B (UBS AG LOC), 0.13%, 4/01/13 (a)	$4,260	$4,260,000
Centennial School District Bucks County, GO, Series A, 2.00%, 12/15/13	100	101,170
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.34%, 4/04/13	1,505	1,505,000
West Vincent Association, Series B, 0.34%, 4/04/13	1,640	1,640,000
Chester County Pennsylvania, GO, Refunding, 3.50%, 11/15/13	40	40,789
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Bank Of New York Mellon LOC), 0.14%, 4/04/13 (a)	3,000	3,000,000
City of Philadelphia Pennsylvania Gas Works, RB, VRDN, 5th Series A-2 (JPMorgan Chase & Co. NA LOC), 0.11%, 4/04/13 (a)	3,300	3,300,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series B, AMT (Deutsche Bank AG SBPA), 0.19%, 4/04/13 (a)(b)	4,000	4,000,000
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(c)	1,085	1,085,000
Commonwealth of Pennsylvania, GO, Second Series A, 5.00%, 5/01/13	110	110,443
County of Montgomery Pennsylvania, GO, Refunding, Series C, 4.00%, 12/15/13	60	61,552
Delaware River Joint Toll Bridge Commission, Refunding RB:
5.00%, 7/01/13 (d)	100	101,193
5.25%, 7/01/13 (d)(e)	700	708,535
5.25%, 7/01/13 (d)	50	50,619
Delaware River Port Authority, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.10%, 4/04/13 (a)	130	130,000
Downingtown Area School District, GO, Refunding, 4.60%, 6/01/13 (d)	50	50,365
Geisinger Authority, RB, VRDN, Geisinger Health System (Northern Trust Company, SBPA), 0.08%, 4/01/13 (a)	7,100	7,100,000
Haverford Township School District, GO, Refunding, VRDN (TD Bank NA LOC), 0.12%, 4/04/13 (a)	1,290	1,290,000
Lancaster County Hospital Authority, RB, General Hospital Project, 5.50%, 9/15/13 (d)	100	102,338
Lancaster County Hospital Authority, Refunding RB, VRDN, Masonic Homes Project, Series D (JPMorgan Chase Bank NA LOC), 0.14%, 4/01/13 (a)	700	700,000
Lehigh County General Purpose Authority, Refunding RB, Saint Luke’s Bethlehem Hospital, 5.25%, 8/15/13 (d)	100	101,836
Montgomery County IDA Pennsylvania, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Big Little Association Project, Series A, 0.34%, 4/04/13	650	650,000
Valley Forge Baptist, 0.29%, 4/04/13	1,375	1,375,000
Northampton Area School District, GO, Refunding, 1.00%, 8/15/13	600	601,630
Owen J. Roberts School District, GO, Refunding, 1.50%, 8/15/13	215	215,968
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.27%, 4/04/13	14,400	14,400,000
Homewood Retirement, Series E (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13	915	915,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, VRDN (a) (concluded):
Penn Waste, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.22%, 4/04/13	$1,905	$1,905,000
West Point Project, AMT (Merck & Co. Obligor), 0.22%, 4/04/13	8,500	8,500,000
Pennsylvania HFA, MRB, VRDN, S/F, Series 82-B, AMT (Royal Bank of Canada SBPA), 0.13%, 4/04/13 (a)	980	980,000
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Drexel University, Second Series (JPMorgan Chase & Co. NA LOC), 0.12%, 4/04/13 (a)	1,790	1,790,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN (a):
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC, TD Bank NA SBPA), 0.11%, 4/04/13	2,300	2,300,000
Holy Family College, Series A (TD Bank NA LOC), 0.11%, 4/04/13	1,430	1,430,000
Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.11%, 4/04/13	980	980,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (a)(b)	800	800,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/13	305	310,593
Pennsylvania Turnpike Commission, RB, Sub-Series A, 3.00%, 6/01/13	700	703,258
Pennsylvania Turnpike Commission, RB, VRDN, ROCS RR II R-12259 (Citibank NA SBPA), 0.13%, 4/01/13 (a)(c)	2,000	2,000,000
Pennsylvania Turnpike Commission, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series D (Deutsche Bank AG Guarantor, Deutsche Bank AG SPBA), 0.17%, 4/04/13 (a)(b)(c)	1,600	1,600,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.16%, 4/04/13 (a)	500	500,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children’s Hospital of Philadelphia, Series A (Bank of America NA SBPA), 0.15%, 4/01/13 (a)	2,500	2,500,000
Philadelphia IDA, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Henry H. Ottens Manufacturing Project, AMT, 0.34%, 4/03/13	205	205,000
Lannett Co., Inc. Project, 0.34%, 4/04/13	290	290,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.14%, 4/04/13 (a)	1,960	1,960,000
Philadelphia School District, GO, Refunding, VRDN, Series C, (TD Bank NA LOC), 0.11%, 4/04/13 (a)	3,305	3,305,000
Phoenixville Area School District, GO, Series A, 2.00%, 5/15/13	400	400,787
Pittsburgh Water & Sewer Authority, Refunding RB, Sub-Series C-1A, Mandatory Put Bonds (Federal Home Loan Bank LOC), 0.40%, 9/01/13 (a)	2,400	2,400,000
Spring-Ford Area School District, GO, Series A, 3.00%, 2/01/14	100	102,124
State Public School Building Authority, RB, Lease-Philadelphia School District Project (d):
5.00%, 6/01/13	275	277,211
(AGM), 5.25%, 6/01/13	150	151,262
Swarthmore Borough Authority, Refunding RB, 5.00%, 9/15/13	200	204,329
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 11/15/13	550	555,490

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Unionville-Chadds Ford School District, GO, Refunding, 1.00%, 6/01/13	$700	$700,893
West Chester Area School District of Pennsylvania, GO, Refunding, 2.00%, 10/01/13	160	161,289
York County IDA Pennsylvania, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 4/04/13 (a)	1,135	1,135,000
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	595	595,000
		86,338,674

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp., Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG SBPA), 0.18%, 4/04/13 (a)(b)	$550	$550,000
Total Investments (Cost—$86,888,674*) — 98.5%		86,888,674
Other Assets Less Liabilities — 1.5%		1,325,316
Net Assets — 100.0%		$88,213,990

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by Municipal or US Treasury obligations.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$86,888,674	—	$86,888,674
[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $115,177 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	25

Statements of Assets and Liabilities

March 31, 2013	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$922,809,054	$157,446,515	$130,571,960	$44,229,492
Cash	125,675	461,763	433,559	54,240
Capital shares sold receivable	2,247,461	492,856	699,144	301,699
Interest receivable	1,101,435	193,503	58,821	39,475
Prepaid expenses	17,904	3,180	2,345	1,455
Total assets	926,301,529	158,597,817	131,765,829	44,626,361

Liabilities
Investments purchased payable	24,083,280	—	—	—
Capital shares redeemed payable	997,041	127,853	36,993	84,000
Investment advisory fees payable	65,544	3,214	1,078	—
Other affiliates payable	4,945	934	715	280
Officer’s and Trustees’ fees payable	706	271	403	234
Other accrued expenses payable	94,228	25,471	9,133	8,842
Total liabilities	25,245,744	157,743	48,322	93,356
Net Assets	$901,055,785	$158,440,074	$131,717,507	$44,533,005

Net Assets Consist of
Paid-in capital[2]	$901,007,217	$158,440,074	$131,717,507	$44,556,582
Accumulated net realized gain (loss)	48,568	—	—	(23,577)
Net Assets, $1.00 net asset value per share	$901,055,785	$158,440,074	$131,717,507	$44,533,005

[1] Investments at cost — unaffiliated	$922,809,054	$157,446,515	$130,571,960	$44,229,492

[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	900,409,527	158,320,244	131,649,746	44,623,574

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Statements of Assets and Liabilities (concluded)
March 31, 2013	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$360,675,264	$707,203,186	$83,061,816	$86,888,674
Cash	7,580,024	92,312	91,779	115,177
Investments sold receivable	8,914,165	—	—	—
Capital shares sold receivable	101,055	—	750,707	1,273,164
Interest receivable	473,297	679,311	84,278	70,074
Prepaid expenses	7,446	15,702	1,955	3,013
Total assets	377,751,251	707,990,511	83,990,535	88,350,102

Liabilities
Investments purchased payable	—	—	906,792	102,443
Capital shares redeemed payable	125,079	501,810	518,413	10,292
Investment advisory fees payable	53,871	56,954	3,726	1,179
Other affiliates payable	2,257	4,376	428	541
Officer’s and Trustees’ fees payable	517	593	183	180
Other accrued expenses payable	44,385	71,334	19,455	21,477
Total liabilities	226,109	635,067	1,448,997	136,112
Net Assets	$377,525,142	$707,355,444	$82,541,538	$88,213,990

Net Assets Consist of
Paid-in capital[2]	$377,523,943	$707,270,297	$82,541,538	$88,253,327
Accumulated net realized gain (loss)	1,199	85,147	—	(39,337)
Net Assets, $1.00 net asset value per share	$377,525,142	$707,355,444	$82,541,538	$88,213,990

[1] Investments at cost — unaffiliated	$360,675,264	$707,203,186	$83,061,816	$86,888,674

[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	377,366,265	707,240,835	82,438,671	88,316,125

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	27

Statements of Operations
Year Ended March 31, 2013	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund
Investment Income
Income	$2,009,427	$307,873	$325,742	$140,089

Expenses
Investment advisory	4,435,890	845,497	678,368	295,314
Distribution and service	1,103,007	211,254	169,464	59,484
Professional	116,517	71,507	85,390	55,341
Transfer agent	189,927	25,459	33,027	13,116
Accounting services	82,360	20,604	17,815	11,742
Registration	54,565	10,804	16,188	18,049
Officer and Trustees	29,587	7,624	6,990	4,673
Custodian	32,525	5,982	6,823	5,263
Printing	14,240	3,506	4,098	3,565
Miscellaneous	31,852	10,447	10,284	8,251
Total expenses	6,090,470	1,212,684	1,028,447	474,798
Less fees waived by Manager	(2,978,385)	(691,662)	(522,758)	(268,666)
Less distribution and service fees waived	(1,103,007)	(211,254)	(169,464)	(59,484)
Less other expenses waived and/or reimbursed by Manager	—	—	(10,533)	(5,177)
Less fees paid indirectly	—	(1,957)	—	(1,404)
Total expenses after fees waived and/or reimbursed and paid indirectly	2,009,078	307,811	325,692	140,067
Net investment income	349	62	50	22

Realized Gain
Net realized gain from investments	48,568	—	73,575	—
Net Increase in Net Assets Resulting from Operations	$48,917	$62	$73,625	$22

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Statements of Operations (concluded)

Year Ended March 31, 2013	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Investment Income
Income	$1,031,630	$1,685,083	$184,890	$248,719

Expenses
Investment advisory	1,997,410	3,832,588	428,301	522,170
Distribution and service	475,411	974,257	107,216	110,047
Professional	71,786	94,150	49,554	53,756
Transfer agent	65,146	159,287	22,953	29,045
Accounting services	35,397	75,673	16,138	17,477
Registration	16,334	24,698	14,703	14,953
Officer and Trustees	14,166	26,351	5,488	5,443
Custodian	11,547	27,263	5,448	7,085
Printing	5,000	8,270	916	1,714
Miscellaneous	17,040	26,546	10,101	13,699
Total expenses	2,709,237	5,249,083	660,818	775,389
Less fees waived by Manager	(1,197,267)	(2,590,043)	(368,260)	(416,077)
Less distribution and service fees waived	(475,411)	(974,257)	(107,216)	(110,047)
Less other expenses waived and/or reimbursed by Manager	—	—	(483)	(584)
Less fees paid indirectly	(5,075)	—	—	—
Total expenses after fees waived and/or reimbursed and paid indirectly	1,031,484	1,684,783	184,859	248,681
Net investment income	146	300	31	38

Realized Gain
Net realized gain from investments	1,201	87,264	—	—
Net Increase in Net Assets Resulting from Operations	$1,347	$87,564	$31	$38

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	29

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$349	$81,525	$62	$75
Net realized gain	48,568	13,973	—	110
Net increase in net assets resulting from operations	48,917	95,498	62	185

Dividends and Distributions to Shareholders From[1]
Net investment income	(349)	(81,525)	(62)	(75)
Net realized gain	(9,743)	(7,720)	(110)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(10,092)	(89,245)	(172)	(75)

Capital Share Transactions
Net proceeds from sale of shares	4,538,313,171	5,844,473,891	587,782,876	755,556,855
Reinvestment of dividends and distributions	9,860	89,007	129	27
Cost of shares redeemed	(4,692,664,667)	(6,018,551,701)	(610,652,771)	(806,668,111)
Net decrease in net assets derived from capital share transactions	(154,341,636)	(173,988,803)	(22,869,766)	(51,111,229)

Net Assets
Total decrease in net assets	(154,302,811)	(173,982,550)	(22,869,876)	(51,111,119)
Beginning of year	1,055,358,596	1,229,341,146	181,309,950	232,421,069
End of year	$901,055,785	$1,055,358,596	$158,440,074	$181,309,950
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Statements of Changes in Net Assets (continued)
	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$50	$60	$22	$24
Net realized gain	73,574	2,847	—	11,120
Net increase in net assets resulting from operations	73,624	2,907	22	11,144

Dividends and Distributions to Shareholders From[1]
Net investment income	(50)	(60)	(22)	(24)
Net realized gain	(73,654)	(2,767)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(73,704)	(2,827)	(22)	(24)

Capital Share Transactions
Net proceeds from sale of shares	495,871,354	616,937,501	291,565,622	350,303,811
Reinvestment of dividends and distributions	73,671	2,782	5	—
Cost of shares redeemed	(515,114,963)	(628,906,323)	(303,051,842)	(380,166,252)
Net decrease in net assets derived from capital share transactions	(19,169,938)	(11,966,040)	(11,486,215)	(29,862,441)

Net Assets
Total decrease in net assets	(19,170,018)	(11,965,960)	(11,486,215)	(29,851,321)
Beginning of year	150,887,525	162,853,485	56,019,220	85,870,541
End of year	$131,717,507	$150,887,525	$44,533,005	$56,019,220
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	31

Statements of Changes in Net Assets (continued)
	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$146	$58,210	$300	$349
Net realized gain	1,201	12,603	87,264	12,582
Net increase in net assets resulting from operations	1,347	70,813	87,564	12,931

Dividends and Distributions to Shareholders From[1]
Net investment income	(146)	(58,210)	(300)	(349)
Net realized gain	(255)	(16,702)	(11,203)	(5,097)
Decrease in net assets resulting from dividends and distributions to shareholders	(401)	(74,912)	(11,503)	(5,446)

Capital Share Transactions
Net proceeds from sale of shares	1,216,201,082	1,749,466,468	2,713,831,847	3,347,424,078
Reinvestment of dividends and distributions	317	74,826	11,277	5,183
Cost of shares redeemed	(1,261,332,618)	(1,934,850,607)	(2,913,416,016)	(3,437,556,617)
Net decrease in net assets derived from capital share transactions	(45,131,219)	(185,309,313)	(199,572,892)	(90,127,356)

Net Assets
Total decrease in net assets	(45,130,273)	(185,313,412)	(199,496,831)	(90,119,871)
Beginning of year	422,655,415	607,968,827	906,852,275	996,972,146
End of year	$377,525,142	$422,655,415	$707,355,444	$906,852,275
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Statements of Changes in Net Assets (concluded)
	BIF Ohio Municipal Money Fund		BIF Pennsylvania Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012
Operations
Net investment income	$31	$41	$38	$48
Net realized gain	—	70	—	543
Net increase in net assets resulting from operations	31	111	38	591

Dividends and Distributions to Shareholders From[1]
Net investment income	(31)	(41)	(38)	(48)
Net realized gain	(70)	—	—	—
Tax return of capital	(150,000)	—	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(150,101)	(41)	(38)	(48)

Capital Share Transactions
Net proceeds from sale of shares	295,556,408	473,131,937	574,932,388	703,143,831
Reinvestment of dividends and distributions	150,075	—	8	—
Cost of shares redeemed	(313,606,669)	(499,147,655)	(619,273,347)	(719,434,578)
Net decrease in net assets derived from capital share transactions	(17,900,186)	(26,015,718)	(44,340,951)	(16,290,747)

Net Assets
Total decrease in net assets	(18,050,256)	(26,015,648)	(44,340,951)	(16,290,204)
Beginning of year	100,591,794	126,607,442	132,554,941	148,845,145
End of year	$82,541,538	$100,591,794	$88,213,990	$132,554,941
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	33

Financial Highlights	BIF California Municipal Money Fund
	Year Ended March 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0001	0.0004	0.0005	0.0112
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0004	0.0005	0.0112
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0004)	(0.0005)	(0.0112)
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0005)	(0.0112)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.00%	0.01%	0.04%	0.05%	1.12%

Ratios to Average Net Assets

Total expenses	0.64%	0.62%	0.61%	0.61%	0.57%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%	0.21%	0.33%	0.46%	0.57%
Net investment income	0.00%	0.01%	0.04%	0.06%	1.16%

Supplemental Data

Net assets, end of year (000)	$901,056	$1,055,359	$1,229,341	$1,485,537	$2,902,562

BIF Connecticut Municipal Money Fund

	Year Ended March 31,
	2013	2012		2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000	[1]	—	0.0003	0.0107
Net realized gain	—	0.0000	[1]	0.0000 [1]	—	0.0001
Net increase from investment operations	0.0000	0.0000		0.0000	0.0003	0.0108
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]		—	(0.0003)	(0.0107)
Net realized gain	(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]	—
Total dividends and distributions	(0.0000)	(0.0000)		(0.0000)	(0.0003)	(0.0107)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.00%	0.00%		0.00%	0.03%	1.08%

Ratios to Average Net Assets

Total expenses	0.72%	0.71%		0.69%	0.71%	0.68%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%	0.19%		0.32%	0.44%	0.68%
Net investment income	0.00%	0.00%		0.00%	0.03%	1.06%

Supplemental Data

Net assets, end of year (000)	$158,440	$181,310		$232,421	$368,830	$606,199
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Financial Highlights	BIF Massachusetts Municipal Money Fund
	Year Ended March 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	—	0.0004	0.0103
Net realized gain	0.0006	0.0000 [1]	—	0.0002	0.0001
Net increase from investment operations	0.0006	0.0000	—	0.0006	0.0104
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	—	(0.0004)	(0.0103)
Net realized gain	(0.0006)	(0.0000)[3]	—	(0.0000)[3]	—
Total dividends and distributions	(0.0006)	(0.0000)	—	(0.0004)	(0.0103)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.06%	0.00%	0.00%	0.05%	1.03%

Ratios to Average Net Assets

Total expenses	0.76%	0.73%	0.72%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%	0.23%	0.35%	0.50%	0.72%
Net investment income	0.00%	0.00%	0.00%	0.05%	1.03%

Supplemental Data

Net assets, end of year (000)	$131,718	$150,888	$162,853	$224,140	$428,177

BIF Michigan Municipal Money Fund

	Year Ended March 31,
	2013		2012		2011	2010		2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	—	0.0003		0.0115
Net realized gain	—		0.0001		—	0.0000	[1]	0.0001
Net increase from investment operations	0.0000		0.0001		—	0.0003		0.0116
Dividends from net investment income[2]	(0.0000)[3]		(0.0000)[3]		—	(0.0003)		(0.0115)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]

Based on net asset value	0.00%		0.00%		0.00%	0.03%		1.16%

Ratios to Average Net Assets

Total expenses	0.80%		0.79%		0.73%	0.73%		0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%		0.23%		0.41%	0.47%		0.72%
Net investment income	0.00%		0.00%		0.00%	0.03%		1.15%

Supplemental Data

Net assets, end of year (000)	$44,533		$56,019		$85,871	$175,022		$278,225
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	35

Financial Highlights	BIF New Jersey Municipal Money Fund
	Year Ended March 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0001	0.0004	0.0008	0.0128
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0001	0.0004	0.0008	0.0128
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0004)	(0.0008)	(0.0128)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total dividends and distributions	(0.0000)	(0.0001)	(0.0004)	(0.0008)	(0.0128)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.00%	0.01%	0.04%	0.08%	1.29%

Ratios to Average Net Assets

Total expenses	0.68%	0.67%	0.65%	0.64%	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.26%	0.30%	0.37%	0.52%	0.61%
Net investment income	0.00%	0.01%	0.04%	0.08%	1.26%

Supplemental Data

Net assets, end of year (000)	$377,525	$422,655	$607,969	$988,738	$1,514,759

BIF New York Municipal Money Fund

	Year Ended March 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000 [1]	—	0.0004	0.0114
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net increase from investment operations	0.0000	0.0000	0.0000	0.0004	0.0115
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	—	(0.0004)	(0.0114)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0004)	(0.0114)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.00%	0.00%	0.00%	0.04%	1.15%

Ratios to Average Net Assets

Total expenses	0.65%	0.64%	0.62%	0.60%	0.58%
Total expenses after fees waived and reimbursed	0.21%	0.21%	0.34%	0.41%	0.58%
Net investment income	0.00%	0.00%	0.00%	0.05%	1.13%

Supplemental Data

Net assets, end of year (000)	$707,355	$906,852	$996,972	$1,637,162	$3,006,793
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Financial Highlights	BIF Ohio Municipal Money Fund
	Year Ended March 31,
	2013	2012		2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000 [1]	0.0000	[1]	0.0004	0.0010	0.0136
Net realized gain	—	0.0000	[1]	—	0.0001	0.0004
Net increase from investment operations	0.0000	0.0000		0.0004	0.0011	0.0140
Dividends and distributions from:[2]
Net Investment income	(0.0000)[3]	(0.0000)[3]		(0.0004)	(0.0010)	(0.0136)
Net realized gain	(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]	—
Tax return of capital	(0.0020)	—		—	—	—
Total dividends and distributions	(0.0020)	(0.0000)		(0.0004)	(0.0010)	(0.0136)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]

Based on net asset value	0.20%	0.00%		0.04%	0.11%	1.37%

Ratios to Average Net Assets

Total expenses	0.77%	0.77%		0.70%	0.72%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.22%	0.21%		0.38%	0.62%	0.71%
Net investment income	0.00%	0.00%		0.04%	0.11%	1.32%

Supplemental Data

Net assets, end of year (000)	$82,542	$100,592		$126,607	$313,893	$436,602

BIF Pennsylvania Municipal Money Fund

	Year Ended March 31,
	2013		2012		2011	2010		2009
Per Share Operating Performance

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	—	0.0003		0.0111
Net realized gain	—		0.0000	[1]	—	0.0000	[1]	0.0001
Net increase from investment operations	0.0000		0.0000		—	0.0003		0.0112
Dividends from net investment income[2]	(0.0000)[3]		(0.0000)[3]		—	(0.0003)		(0.0111)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]

Based on net asset value	0.00%		0.00%		0.00%	0.03%		1.12%

Ratios to Average Net Assets

Total expenses	0.74%		0.72%		0.71%	0.72%		0.68%
Total expenses after fees waived, reimbursed and paid indirectly	0.24%		0.21%		0.34%	0.45%		0.68%
Net investment income	0.00%		0.00%		0.00%	0.03%		1.12%

Supplemental Data

Net assets, end of year (000)	$88,214		$132,555		$148,845	$334,360		$590,238
[1]	Amount is less than $0.00005 per share.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	37

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business Trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis, Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into separate Investment Advisory Agreements with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Notes to Financial Statements (continued)

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to each Fund. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the year ended March 31, 2013, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF California	$9,626
BIF Connecticut	$1,809
BIF Massachusetts	$1,451
BIF Michigan	$568
BIF New Jersey	$3,809
BIF New York	$8,851
BIF Ohio	$866
BIF Pennsylvania	$1,007

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and/or service and distribution fees and/or reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, distribution and service fees waived and other expenses waived and/or reimbursed by Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 was as follows:
		BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Tax-exempt income	3/31/13	$349	$62	$50	$22	$146	$300	$31	$38
	3/31/12	81,525	75	60	24	58,210	349	41	48
Ordinary income	3/31/13	—	110	80	—	255	186	70	—
	3/31/12	37	—	1,596	—	11,292	—	—	—
Long-term capital gains	3/31/13	9,743	—	73,574	—	—	11,017	—	—
	3/31/12	7,683	—	1,171	—	5,410	5,097	—	—
Tax return of capital	3/31/13	—	—	—	—	—	—	150,000	—
	3/31/12	—	—	—	—	—	—	—	—
Total	3/31/13	$10,092	$172	$73,704	$22	$401	$11,503	$150,101	$38
	3/31/12	$89,245	$75	$2,827	$24	$74,912	$5,446	$41	$48

As of March 31, 2013, the tax components of accumulated net gains (losses) were as follows:

	BIF California	BIF Michigan	BIF New Jersey	BIF New York	BIF Pennsylvania
Undistributed ordinary income	$48,568	—	—	—	—
Capital loss carryforwards	—	$(23,577)	—	—	$(39,337)
Undistributed long-term capital gains	—	—	$1,199	$85,147	—
Total	$48,568	$(23,577)	$1,199	$85,147	$(39,337)

As of March 31, 2013, there were no significant differences between book and tax components of net assets.

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Michigan	BIF Pennsylvania
2015	$23,577	$39,337
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	39

Notes to Financial Statements (concluded)

4. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal Series Trust (the “Trust”), comprised of the BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF Michigan Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund, BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund (collectively, the “Funds”) as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting BIF Multi-State Municipal Series Trust as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 24, 2013

Important Tax Information (Unaudited)

All of the net investment income distributions paid by each of the Funds of the BIF Multi-State Municipal Series Trust during the taxable year ended March 31, 2013 qualify as tax-exempt interest dividends for federal income tax purposes.

The following table summarizes the taxable per share distributions paid to shareholders of record on December 7, 2012 by the Funds of the BIF Multi-State Municipal Series Trust during the taxable year ended March 31, 2013.

	Qualified Short-Term Capital Gains[1]	Long-Term Capital Gains
BIF California	—	$0.00001021
BIF Connecticut	$0.00000070	—
BIF Massachusetts	$0.00000063	$0.00058227
BIF New Jersey	$0.00000064	—
BIF New York	$0.00000023	$0.00001344
BIF Ohio	$0.00000076	—
[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	41

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2000	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2007
President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 107 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 107 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007
Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. from 2007 to 2012.
				33 RICs consisting of 107 Portfolios	None

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 107 Portfolios	None

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2000	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 107 Portfolios	None
42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Officers and Trustees (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 107 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007
Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 107 Portfolios	None

[1]  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]  Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President and Trustee	Since 2011
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				155 RICs consisting of 281 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				155 RICs consisting of 281 Portfolios	None

[3]  Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	43

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009
Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009
Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012
Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809
44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	45

Additional Information (continued)

Section 19 Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.
March 31, 2013
	Total Fiscal Year-to-Date Cumulative Distributions by Character				Percentage of Fiscal Year-to-Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
BIF Ohio	$0.000000363	—	$0.001954000	$0.001954363	0%	0%	100%	100%

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2013	47

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-3/13-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$26,363	$26,100	$0	$0	$10,600	$10,100	$0	$0
BIF Connecticut Municipal Money Fund	$25,663	$25,400	$0	$0	$10,600	$10,100	$0	$0
BIF Massachusetts Municipal Money Fund	$25,663	$25,400	$0	$0	$10,600	$10,100	$0	$0
BIF Michigan Municipal Money Fund	$25,663	$25,400	$0	$0	$10,600	$10,100	$0	$0
BIF New Jersey Municipal Money Fund	$26,363	$26,100	$0	$0	$10,600	$10,100	$0	$0
BIF New York Municipal Money Fund	$26,363	$26,100	$0	$0	$10,600	$10,100	$0	$0
BIF Ohio Municipal Money Fund	$24,663	$24,400	$0	$0	$10,600	$10,100	$0	$0
BIF Pennsylvania Municipal Money Fund	$24,663	$24,400	$0	$0	$10,600	$10,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”)

2

and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

3

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$10,600	$10,100
BIF Connecticut Municipal Money Fund	$10,600	$10,100
BIF Massachusetts Municipal Money Fund	$10,600	$10,100
BIF Michigan Municipal Money Fund	$10,600	$10,100
BIF New Jersey Municipal Money Fund	$10,600	$10,100
BIF New York Municipal Money Fund	$10,600	$10,100
BIF Ohio Municipal Money Fund	$10,600	$10,100
BIF Pennsylvania Municipal Money Fund	$10,600	$10,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-

4

3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2
(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: June 3, 2013

6